Intangible assets - Summary of Intangible assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 93,832	$ 6,039,521	$ 4,249,034
Acquisition	903	15,309	3,540,675
Disposal	(3)	(1,912)
Amortization	(32,486)	(1,847,358)	(1,438,306)
Impairment		(4,070,331)	0
Difference in Foreign currency translation	(5,197)	(41,397)	(311,882)
Ending balance	57,049	93,832	6,039,521
Industrial rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,460	59,339	94,276
Acquisition	0	0	0
Disposal	(3)	(1,912)
Amortization	(7,361)	(22,252)	(28,793)
Impairment			0
Difference in Foreign currency translation	(1,940)	(1,715)	(6,144)
Ending balance	24,156	33,460	59,339
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	60,365	134,639	251,108
Acquisition	903	15,309	0
Disposal	0	0
Amortization	(25,125)	(85,550)	(99,561)
Impairment			0
Difference in Foreign currency translation	(3,257)	(4,033)	(16,908)
Ending balance	32,886	60,365	134,639
Trademark [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7	27	399
Acquisition	0	0	0
Disposal	0	0
Amortization	0	(19)	(341)
Impairment			0
Difference in Foreign currency translation	0	(1)	(31)
Ending balance	7	7	27
Distribution rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	5,845,516	3,903,251
Acquisition	0	0	3,540,675
Disposal	0	0
Amortization	0	(1,739,537)	(1,309,611)
Impairment		(4,070,331)	0
Difference in Foreign currency translation	0	(35,648)	(288,799)
Ending balance	$ 0	$ 0	$ 5,845,516